Share-based compensation plan	12 Months Ended
Dec. 31, 2011
Share-based compensation plan
15	Share-based compensation plan

Stock options

The 2006 Employee Share Incentive Plan was adopted by the Company’s board of directors in February 2006 and was subsequently amended by the Amended and Restated 2006 Employee Share Incentive Plan (the “Plan”) in September 2006. The Plan is intended to promote the Company’s success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers and employees.

Under the Plan, the Company will issue share options or restricted shares to participants and is limited to issuing awards exercisable for or representing in the aggregate no more than 21,000,000 Class A ordinary shares. The Plan will terminate in 2016.

On March 6, 2009, the Company granted 27,500 options with an exercise price of $18.34 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.

On March 11, 2009, the Company’s board of directors authorized an option exchange program for certain options granted under the Plan. Under the terms of the exchange, participants were able to tender vested and unvested outstanding options to purchase Class A ordinary shares of the Company which have an exercise price greater than $24.00 per share in exchange for a lower number of newly granted options. The exercise price of the new options will be the closing price of the Company’s common stock on the New York Stock Exchange on the exchange date. The offer expired on March 15, 2009. The replacement options were granted on March 16, 2009. The option exchange has resulted in an increase in the fair value of the options granted under the plan by $2.3 million, which is charged to the consolidated statement of operations over the remaining vesting periods of the respective share options.

On August 6, 2009, the Company granted 28,200 options with an exercise price of $29.30 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.

On May 14, 2010, the Company granted 45,000 options with an exercise price of $32.54 under the Plan. These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	December 31, 2009	December 31, 2010	December 31, 2011
Risk-free interest rate	2% to 2.8%	2.27%	—
Expected life	5.2 to 6.0 years	5.5 years	—
Assumed volatility	38.1% to 40.0%	28.8%	—
Expected dividends	1.0% to 2.0%	2%	—
Fair value on grant date	$5.76 to $10.63	$9.94	—

Assumed volatility is derived by referring to the average annualized standard deviation of the share price of listed comparable companies. The expected term has been ascertained based on the vesting terms, contractual terms and the option exercise history. The risk free interest rate is based on the yield to maturity of the PRC government bond as of the grant date with maturity closest to the relevant option expiry date.

A summary of options and under the Plan as of December 31, 2011 and changes in the period is presented below:

	Options	Weighted Average Exercise Price
		$
Outstanding as of December 31, 2010	6,158,406	12.22
Granted	—	—
Exercised	(779,979)	9.08
Forfeited	(61,559)	22.07

Outstanding as of December 31, 2011	5,316,868	12.56

The weighted-average grant-date fair value of options granted during the year ended December 31, 2009 and 2010 was $8.23 and $9.94, respectively. No stock options were granted during 2011.

The total intrinsic value of stock options exercised during the year ended December 31, 2009, 2010 and 2011 was $35,045, $21,194 and $12,820, respectively. The total intrinsic value of exercisable share options was $100,658, $82,684 and $67,990, as of December 31, 2009, 2010 and 2011, respectively. The total intrinsic value of the outstanding share options was $168,159, $87,951 and $70,191, as of December 31, 2009, 2010 and 2011, respectively.

Cash received from exercise of options under all share-based payment arrangements for the year ended December 31, 2009, 2010 and 2011 was $13,177, $11,160 and $7,121, respectively.

As of December 31, 2011, there was $2,174 of total unrecognized compensation cost related to non-vested share options granted under the Plan, which will be recognized over a weighted average period of 3.40 years.

The following table summarizes information about stock options issued under the Plan described above that are outstanding and exercisable as of December 31, 2011:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(Dollars in thousands, except for price/share data)
		$		$		$		$
$5.00	1,693,951	5.00	2.15	34,963	1,693,951	5.00	2.15	34,963
$11.00 — $18.34	1,891,501	11.08	2.72	27,539	1,880,501	11.04	2.70	27,459
$20.50 — $24.01	1,670,077	21.10	3.44	7,689	1,216,157	21.11	3.43	5,568
$32.54 — $40.2	61,339	34.21	1.56	—	37,189	35.01	1.95	—

Total	5,316,868	12.56	2.75	70,191	4,827,798	11.64	2.68	67,990

As of December 31, 2011, stock options vested and expected to vest totaled approximately 5.3 million shares, with a weighted-average remaining contractual life of 2.75 years and a weighted-average exercise price of $12.51 per share and an aggregated intrinsic value of approximately $70,081.

Restricted shares

On March 6, 2009, the Company granted 26,205 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 5,000 non-vested shares were vested immediately on March 30, 2009. 21,205 non-vested shares will be vested once a year over three to five years according to the date these employees joined the Company.

On August 17, 2010, the Company granted 342,480 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 338,980 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting January 1, 2011. 3,500 non-vested shares will be vested once a year over five years, with 20% vesting each year starting January 1, 2011.

On February 15, 2011, the Company granted 482,350 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 57,700 shares were 100% vested at February 15, 2011. 424,650 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting January 1, 2012.

On September 9, 2011, the Company granted 19,900 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 9,900 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting July 1, 2012. 10,000 non-vested shares will be vested once a year over four years, with 25% vesting each year starting July 1, 2012.

A summary of the status of the Company’s non-vested shares as of changes in the year ended December 31, 2011, is presented below:

	Shares	Weighted Average Grant Date Fair Value
		$
Non-vested as of December 31, 2010	360,715	26.17
Granted	502,250	27.10
Vested	(177,455)	26.33
Forfeited	(43,163)	26.69

Non-vested as of December 31, 2011	642,347	26.81

The total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 was $353, $300 and $4,886, respectively.

As of December 31, 2011, there was $10,587 total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.03 years.

As of December 31, 2011, the Company had 387,454 shares held as treasury stock. These shares will be reissued through the exercise of stock options or the grants of restricted shares.